Schedule of Components of Lease Expense and Other Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Amortization of ROU assets (operating lease cost)	$ 265		$ 653
Interest on lease liabilities	37		99
Total lease expense	302		752
Other Operating Activities, Cash Flow Statement	$ 293		781
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 234
Operating Lease, Weighted Average Remaining Lease Term	2 years 29 days		2 years 6 months 14 days
Operating Lease, Weighted Average Discount Rate, Percent	6.31%		6.31%